Securities Available for Sale Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities Available For Sale (Textual) [Abstract]
Cost	$ 223,283,000,000	$ 215,571,000,000
Fair value	235,199,000,000	222,613,000,000
Gross unrealized losses	1,054,000,000	3,169,000,000
OTTI	256,000,000	541,000,000	692,000,000
Securities of a single issuer (excluding the U.S. Treasury and federal agencies) with a book value exceeding 10% of stockholders' equity	0	0
Held-to-maturity Securities	0	0
Collateralized loan obligations [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	12,200,000,000	8,100,000,000
Fair value	12,500,000,000	8,100,000,000
Asset-backed Securities Collateralized by Auto Leases or Loans and Cash Reserves [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	5,900,000,000	6,700,000,000
Fair value	5,900,000,000	6,700,000,000
Asset-backed Securities Collateralized by Home Equity Loans [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	695,000,000	846,000,000
Fair value	918,000,000	932,000,000
Mortgage Backed Securities [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	125,471,000,000	127,105,000,000
Fair value	133,184,000,000	132,740,000,000
Gross unrealized losses	321,000,000	1,352,000,000
Federal agencies [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	92,855,000,000	92,279,000,000
Fair value	97,285,000,000	96,754,000,000
Gross unrealized losses	4,000,000	10,000,000
OTTI	0	0	267,000,000
Commercial [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	18,438,000,000	17,829,000,000
Fair value	19,968,000,000	18,150,000,000
Gross unrealized losses	268,000,000	928,000,000
OTTI	86,000,000	101,000,000	120,000,000
Expected remaining life of loan losses From	3.00%	4.00%	2.00%
Expected remaining life of loan losses To	18.00%	18.00%	15.00%
Current subordination levels From	0.00%	3.00%	3.00%
Current subordination levels To	13.00%	15.00%	13.00%
Securities we Intend to Sell [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	0	0
Securities we Intend to Sell [Member] | Federal agencies [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value			14,500,000,000
OTTI			252,000,000
Securities we do not Intend to Sell [Member] | Commercial [Member]
Securities Available For Sale (Textual) [Abstract]
OTTI	86,000,000	101,000,000	120,000,000
Investment Grade [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	18,139,000,000	45,405,000,000
Gross unrealized losses	573,000,000	1,859,000,000
Investment Grade [Member] | Mortgage Backed Securities [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	4,435,000,000	11,795,000,000
Gross unrealized losses	38,000,000	478,000,000
Investment Grade [Member] | Federal agencies [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	2,247,000,000	3,019,000,000
Gross unrealized losses	4,000,000	10,000,000
Investment Grade [Member] | Commercial [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	2,110,000,000	6,273,000,000
Gross unrealized losses	31,000,000	429,000,000
Unrated Investment Grade Securities [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	2,000,000,000	6,200,000,000
Gross unrealized losses	$ 19,000,000	$ 207,000,000